Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 30, 2020	May 31, 2021	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by SEC Rules, we are providing the following information about the relationship between the “compensation actually paid” (“CAP”) to our NEOs and certain financial performance measures. The CAP for the NEOs as reported in this section of this Proxy Statement does not reflect the actual amount of compensation earned by, or paid to, the NEOs, but is a calculation derived from the total compensation reported for each NEO in the Fiscal 2024 Summary Compensation Table (the “SCT”), as adjusted pursuant to the requirements of SEC Rules. See the CD&A section of this Proxy Statement for a discussion of our pay-for-performance philosophy.

	Summary Compensation Table Total for PEOs (1) ($)		Compensation Actually Paid to PEOs (2) ($)				Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Mr. Rose	Mr. McConnell	Mr. Rose	Mr. McConnell	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Total Shareholder Return(5) ($)	Peer Total Shareholder Return (6) ($)	Prior Peer Total Shareholder Return (6) ($)	Net Income (millions) (7) ($)	Adjusted EPS (8) ($)
(a)	(b)	(b)	(c )	(c )	(d)	(e)	(f)	(g)	(g)	(h)	(i)
2024	10,110,968	Not PEO	15,853,260	Not PEO	2,928,340	3,639,066	336	231	427	118	4.72
2023	7,279,786	Not PEO	7,845,434	Not PEO	2,769,306	3,480,807	200	169	297	269	6.67
2022	7,537,924	Not PEO	(804,417)	Not PEO	3,498,233	1,237,527	163	160	294	399	6.88
2021	5,621,973	5,847,637	19,017,790	11,764,065	3,471,220	8,342,131	227	171	240	741	2.60

(1) The dollar amounts in columns (b) reflect the amounts reported in the “Total” column of the SCT for our principal executive officer (“PEO”), who is our President and Chief Executive Officer, for each applicable year. B. Andrew Rose has served as our PEO since September 1, 2020 (i.e., a portion of fiscal 2021 and all of fiscal 2022 and fiscal 2023) and John P. McConnell served as our PEO during the balance of fiscal 2021.

(2) The dollar amounts in the first column (c) reflect the CAP for Mr. Rose. In accordance with SEC Rules, the determination of CAP requires the following adjustments to the amounts reported for Mr. Rose in the “Total” column of the SCT:

Required Adjustments from SCT Total to CAP for Mr. Rose
Fiscal Year	Reported Total in SCT For PEO ($)	Reported Grant Date Fair Value of Equity Awards (i) ($)	Equity Award Adjustments (ii) ($)	Calculated CAP for PEO ($)
2024	10,110,968	(4,392,175)	10,134,466	15,853,260
2023	7,279,786	(2,662,604)	3,228,252	7,845,434
2022	7,537,924	(2,867,943)	(5,474,398)	(804,417)
2021	5,621,973	(1,745,388)	15,141,205	19,017,790

(i) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT. As required by SEC Rules, this amount is deducted from the amount reported in the “Total” column of the SCT for the PEO in order to calculate the CAP.

(ii) As also prescribed by SEC Rules, we have made equity award adjustments for each year presented, which require the addition or subtraction, as applicable, of the following: (A) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the applicable year; (B) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (C) for equity awards that are granted and vest in same applicable year, the fair value as of the vesting date; (D) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (E) for equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (F) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added or subtracted in calculating the required equity award adjustments for Mr. Rose are as follows:

Fiscal Year	Year-End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End (A) ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards (B) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (C) ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (D) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (E) ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (F) ($)	Total Equity Awards Adjustments ($)
2024	5,003,445	4,562,307	0	207,459	0	361,255	10,134,466
2023	3,407,374	(416,433)	0	(69,886)	0	307,198	3,228,252
2022	2,343,172	(7,852,083)	0	(230,815)	0	265,328	(5,474,398)
2021 (Rose)	3,434,742	11,382,038	0	108,995	0	215,430	15,141,205
2021 (McConnell)	1,376,553	4,968,146	0	214,981	0	53,925	6,613,605

The dollar amounts in the second column (c) reflect the CAP for Mr. McConnell. In accordance with SEC Rules, the determination of CAP requires the following adjustments to the amounts reported for Mr. McConnell in the “Total” column of the SCT:

Required Adjustments from SCT Total to CAP for Mr. McConnell
Fiscal Year	Reported Total in SCT For PEO ($)	Reported Grant Date Fair Value of Equity Awards (i) ($)	Equity Award Adjustments (ii) ($)	Calculated CAP for PEO ($)
2021	5,847,637	(697,177)	6,613,605	11,764,065

(i) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT. As required by SEC Rules, this amount is deducted from the amount reported in the “Total” column of the SCT for the PEO in order to calculate the CAP.

(ii) As also prescribed by SEC Rules, we have made equity award adjustments using the same methodology described above in footnote (2)(ii). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added or subtracted in calculating the required equity award adjustments for Mr. McConnell are as follows:

Fiscal Year	Year-End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End (A) ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards (B) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (C) ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (D) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (E) ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (F) ($)	Total Equity Awards Adjustments ($)
2021	1,376,553	4,968,146	n/a	214,981	0	53,925	6,613,605

(3) The dollar amounts in column (d) reflect the average of the amounts reported in the “Total” column of the SCT for the NEOs other than the PEOs (the “Non-PEO NEOs”) as a group for each applicable year. For fiscal 2021, the Non-PEO NEOs consisted of Joseph B. Hayek, Geoffrey G. Gilmore, Eric M. Smolenski and Jeff R. Klingler. For fiscal 2022, the Non-PEO NEOs consisted of Mr. Hayek, Mr. Gilmore, Mr. McConnell and Catherine M. Lyttle. For fiscal 2023, the Non-PEO NEOs consisted of Mr. Hayek, Mr. Gilmore, Mr. McConnell and Steven M. Caravati. For fiscal 2024, the Non-PEO NEOs consisted of Mr. Hayek, Patrick J. Kennedy, Sonya L. Higginbotham, Mr. Caravati, Mr. Gilmore and Mr. McConnell.

(4) The dollar amounts in column (e) reflect the average amount of CAP for the Non-PEO NEOs as a group. In accordance with SEC Rules, the determination of CAP requires the following adjustments to the average of the amounts reported in the “Total” column of the SCT for the Non-PEO NEOs as a group:

Fiscal Year	Average Reported Total in SCT for Non-PEO NEOs ($)	Average Reported Grant Date Fair Value of Equity Awards (i) ($)	Average Equity Award Adjustments (ii) ($)	Calculated Average CAP For Non-PEO NEOs ($)
2024	2,928,340	(1,185,555)	1,896,281	3,639,066
2023	2,769,306	(768,787)	1,480,287	3,480,807
2022	3,498,233	(565,211)	(1,695,495)	1,237,527
2021	3,471,220	(1,091,026)	5,961,937	8,342,131

(i) The grant date fair value of equity awards represents the average of the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT. As required by SEC Rules, this amount is deducted from the average of the amount reported in the “Total” column of the SCT for the Non-PEO NEOs in order to calculate the CAP.

(ii) As also prescribed by SEC Rules, we have made equity award adjustments using the same methodology described above in footnote (2)(ii). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added or subtracted in calculating the required equity award adjustments for the Non-PEO NEOs are as follows:

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End (A) ($)	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards (B) ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (C) ($)	Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (D) ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (E) ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (F) ($)	Total Average Equity Award Adjustments ($)
2024	1,028,997	1,113,314	n/a	(350,750)	0	104,720	1,896,281
2023	983,827	439,635	n/a	(27,714)	0	84,540	1,480,287
2022	430,048	(1,955,171)	n/a	(260,988)	0	90,615	(1,695,495)
2021	2,388,938	3,447,195	n/a	40,398	0	85,406	5,961,937

(5) Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the price of our common shares at the end and the beginning of the measurement period by the price of our common shares at the beginning of the measurement period. Assumes an initial investment of $100 on May 29, 2020, the last trading day of fiscal 2020. The historical prices presented in this column have been adjusted to reflect the impact of the Separation. The data in this column is not indicative of, nor intended to forecast, the future performance of our common shares.

(6) Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P SmallCap 600 Industrials Index (“Industrials Index”), which is the same published industry index used by us for purposes of compliance with Item 201(e)(1)(ii) of SEC Regulation S-K. In addition, peer group TSR is calculated using the same method we use for purposes of compliance with Item 201(e) of SEC Regulation S-K. In our fiscal 2023 proxy statement, the peer group that we used for purposes of the TSR comparison was the S&P 1500 Steel Composite Index (“Steel Index”). Consequently, pursuant to SEC Rules, we have also included the Steel Index in this table and the TSR graph presented later in this section. We transitioned from the Steel Index to the Industrials Index following the Separation, as we believe the Industrials Index better represents our relative peer group based on the composition of our current business and market capitalization. Assumes an initial investment of $100 on May 29, 2020, the last trading day of fiscal 2020.

(7) The dollar amounts reported represent the amount of net income reflected in our audited consolidated financial statements for the applicable year, each as calculated in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The amounts shown are inclusive of WS for all periods prior to the effective date of the Separation.

(8) The Company-selected measure (“CSM”) is adjusted earnings per diluted common share attributable to controlling interest (which we also refer to in this Proxy Statement as "Adjusted EPS”), which adjusts earnings per diluted common share attributable to controlling interest, as calculated in accordance with GAAP, to exclude the impact of restructuring charges and other unusual or selected items deemed to not be indicative of our core operating results (including the impact of acquisitions, divestitures and/or inventory holding gains or losses). Adjusted earnings per diluted common share attributable to controlling interest is a non-GAAP financial measure, and may differ from the adjusted earnings that we report in connection with our operating results, primarily due to the exclusion of the impact of acquisitions, divestitures and/or inventory holding gains or losses. We believe this and other non-GAAP financial measures provide relevant and meaningful information to investors about the Company's core operating results. While we use several financial and non-financial performance measures for the purpose of evaluating our executive compensation program, we have determined that adjusted earnings per diluted common share attributable to controlling interest is the financial performance measure that represents the most important performance measure used by us to link CAP for the NEOs, for the most recently completed year, to our performance. The amounts shown are inclusive of WS for all periods prior to the effective date of the Separation.

Company Selected Measure Name			Adjusted EPS
Named Executive Officers, Footnote			The dollar amounts in columns (b) reflect the amounts reported in the “Total” column of the SCT for our principal executive officer (“PEO”), who is our President and Chief Executive Officer, for each applicable year. B. Andrew Rose has served as our PEO since September 1, 2020 (i.e., a portion of fiscal 2021 and all of fiscal 2022 and fiscal 2023) and John P. McConnell served as our PEO during the balance of fiscal 2021.The dollar amounts in column (d) reflect the average of the amounts reported in the “Total” column of the SCT for the NEOs other than the PEOs (the “Non-PEO NEOs”) as a group for each applicable year. For fiscal 2021, the Non-PEO NEOs consisted of Joseph B. Hayek, Geoffrey G. Gilmore, Eric M. Smolenski and Jeff R. Klingler. For fiscal 2022, the Non-PEO NEOs consisted of Mr. Hayek, Mr. Gilmore, Mr. McConnell and Catherine M. Lyttle. For fiscal 2023, the Non-PEO NEOs consisted of Mr. Hayek, Mr. Gilmore, Mr. McConnell and Steven M. Caravati. For fiscal 2024, the Non-PEO NEOs consisted of Mr. Hayek, Patrick J. Kennedy, Sonya L. Higginbotham, Mr. Caravati, Mr. Gilmore and Mr. McConnell.
Peer Group Issuers, Footnote			Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P SmallCap 600 Industrials Index (“Industrials Index”), which is the same published industry index used by us for purposes of compliance with Item 201(e)(1)(ii) of SEC Regulation S-K. In addition, peer group TSR is calculated using the same method we use for purposes of compliance with Item 201(e) of SEC Regulation S-K. In our fiscal 2023 proxy statement, the peer group that we used for purposes of the TSR comparison was the S&P 1500 Steel Composite Index (“Steel Index”). Consequently, pursuant to SEC Rules, we have also included the Steel Index in this table and the TSR graph presented later in this section. We transitioned from the Steel Index to the Industrials Index following the Separation, as we believe the Industrials Index better represents our relative peer group based on the composition of our current business and market capitalization. Assumes an initial investment of $100 on May 29, 2020, the last trading day of fiscal 2020.
Adjustment To PEO Compensation, Footnote

(2) The dollar amounts in the first column (c) reflect the CAP for Mr. Rose. In accordance with SEC Rules, the determination of CAP requires the following adjustments to the amounts reported for Mr. Rose in the “Total” column of the SCT:

Required Adjustments from SCT Total to CAP for Mr. Rose
Fiscal Year	Reported Total in SCT For PEO ($)	Reported Grant Date Fair Value of Equity Awards (i) ($)	Equity Award Adjustments (ii) ($)	Calculated CAP for PEO ($)
2024	10,110,968	(4,392,175)	10,134,466	15,853,260
2023	7,279,786	(2,662,604)	3,228,252	7,845,434
2022	7,537,924	(2,867,943)	(5,474,398)	(804,417)
2021	5,621,973	(1,745,388)	15,141,205	19,017,790

(i) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT. As required by SEC Rules, this amount is deducted from the amount reported in the “Total” column of the SCT for the PEO in order to calculate the CAP.

(ii) As also prescribed by SEC Rules, we have made equity award adjustments for each year presented, which require the addition or subtraction, as applicable, of the following: (A) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the applicable year; (B) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (C) for equity awards that are granted and vest in same applicable year, the fair value as of the vesting date; (D) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (E) for equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (F) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added or subtracted in calculating the required equity award adjustments for Mr. Rose are as follows:

Fiscal Year	Year-End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End (A) ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards (B) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (C) ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (D) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (E) ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (F) ($)	Total Equity Awards Adjustments ($)
2024	5,003,445	4,562,307	0	207,459	0	361,255	10,134,466
2023	3,407,374	(416,433)	0	(69,886)	0	307,198	3,228,252
2022	2,343,172	(7,852,083)	0	(230,815)	0	265,328	(5,474,398)
2021 (Rose)	3,434,742	11,382,038	0	108,995	0	215,430	15,141,205
2021 (McConnell)	1,376,553	4,968,146	0	214,981	0	53,925	6,613,605

The dollar amounts in the second column (c) reflect the CAP for Mr. McConnell. In accordance with SEC Rules, the determination of CAP requires the following adjustments to the amounts reported for Mr. McConnell in the “Total” column of the SCT:

Required Adjustments from SCT Total to CAP for Mr. McConnell
Fiscal Year	Reported Total in SCT For PEO ($)	Reported Grant Date Fair Value of Equity Awards (i) ($)	Equity Award Adjustments (ii) ($)	Calculated CAP for PEO ($)
2021	5,847,637	(697,177)	6,613,605	11,764,065

(i) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT. As required by SEC Rules, this amount is deducted from the amount reported in the “Total” column of the SCT for the PEO in order to calculate the CAP.

(ii) As also prescribed by SEC Rules, we have made equity award adjustments using the same methodology described above in footnote (2)(ii). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added or subtracted in calculating the required equity award adjustments for Mr. McConnell are as follows:

Fiscal Year	Year-End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End (A) ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards (B) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (C) ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (D) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (E) ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (F) ($)	Total Equity Awards Adjustments ($)
2021	1,376,553	4,968,146	n/a	214,981	0	53,925	6,613,605

Non-PEO NEO Average Total Compensation Amount			$ 2,928,340,000	$ 2,769,306,000	$ 3,498,233,000	$ 3,471,220,000
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,639,066,000	3,480,807,000	1,237,527,000	8,342,131,000
Adjustment to Non-PEO NEO Compensation Footnote

(4) The dollar amounts in column (e) reflect the average amount of CAP for the Non-PEO NEOs as a group. In accordance with SEC Rules, the determination of CAP requires the following adjustments to the average of the amounts reported in the “Total” column of the SCT for the Non-PEO NEOs as a group:

Fiscal Year	Average Reported Total in SCT for Non-PEO NEOs ($)	Average Reported Grant Date Fair Value of Equity Awards (i) ($)	Average Equity Award Adjustments (ii) ($)	Calculated Average CAP For Non-PEO NEOs ($)
2024	2,928,340	(1,185,555)	1,896,281	3,639,066
2023	2,769,306	(768,787)	1,480,287	3,480,807
2022	3,498,233	(565,211)	(1,695,495)	1,237,527
2021	3,471,220	(1,091,026)	5,961,937	8,342,131

(i) The grant date fair value of equity awards represents the average of the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT. As required by SEC Rules, this amount is deducted from the average of the amount reported in the “Total” column of the SCT for the Non-PEO NEOs in order to calculate the CAP.

(ii) As also prescribed by SEC Rules, we have made equity award adjustments using the same methodology described above in footnote (2)(ii). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added or subtracted in calculating the required equity award adjustments for the Non-PEO NEOs are as follows:

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End (A) ($)	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards (B) ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (C) ($)	Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (D) ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (E) ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (F) ($)	Total Average Equity Award Adjustments ($)
2024	1,028,997	1,113,314	n/a	(350,750)	0	104,720	1,896,281
2023	983,827	439,635	n/a	(27,714)	0	84,540	1,480,287
2022	430,048	(1,955,171)	n/a	(260,988)	0	90,615	(1,695,495)
2021	2,388,938	3,447,195	n/a	40,398	0	85,406	5,961,937

Equity Valuation Assumption Difference, Footnote			Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the price of our common shares at the end and the beginning of the measurement period by the price of our common shares at the beginning of the measurement period. Assumes an initial investment of $100 on May 29, 2020, the last trading day of fiscal 2020. The historical prices presented in this column have been adjusted to reflect the impact of the Separation. The data in this column is not indicative of, nor intended to forecast, the future performance of our common shares.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Important Financial Performance Measures

As described in greater detail in the CD&A, our executive compensation program is driven by a strong pay-for-performance philosophy. The metrics that we use for both our long-term and short-term incentive compensation are designed to align the interests of the NEOs with our top corporate goal of earning money for our shareholders and increasing the value of their investment. In our assessment, the following financial performance measures represent the most important financial performance measures used by us to link CAP for the NEOs, for fiscal 2024, to our performance:

•
EVA (economic valued added);
•
EBIT (earnings before interest and taxes);
•
Adjusted EPS (adjusted earnings per diluted common share attributable to controlling interest); and
•
EOI (adjusted segment earnings)

Total Shareholder Return Amount			$ 336,000	200,000	163,000	227,000
Peer Group Total Shareholder Return Amount			231,000	169,000	160,000	171,000
Net Income (Loss)			$ 118,000,000	$ 269,000,000	$ 399,000,000	$ 741,000,000
Company Selected Measure Amount			4.72	6.67	6.88	2.6
PEO Name	John P. McConnell	B. Andrew Rose	B. Andrew Rose	B. Andrew Rose	B. Andrew Rose
Prior Peer Group Total Shareholder Return Amount			$ 427,000	$ 297,000	$ 294,000	$ 240,000
Measure:: 1
Pay vs Performance Disclosure
Name			EVA (economic valued added)
Measure:: 2
Pay vs Performance Disclosure
Name			EBIT (earnings before interest and taxes)
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted EPS (adjusted earnings per diluted common share attributable to controlling interest)
Measure:: 4
Pay vs Performance Disclosure
Name			EOI (adjusted segment earnings)
Mr. Rose
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,110,968,000	7,279,786,000	7,537,924,000	5,621,973,000
PEO Actually Paid Compensation Amount			15,853,260,000	7,845,434,000	(804,417,000)	19,017,790,000
Mr. McConnell
Pay vs Performance Disclosure
PEO Total Compensation Amount						5,847,637,000
PEO Actually Paid Compensation Amount						11,764,065,000
PEO | Mr. Rose | Reported Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,392,175,000)	(2,662,604,000)	(2,867,943,000)	(1,745,388,000)
PEO | Mr. Rose | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,134,466,000	3,228,252,000	(5,474,398,000)	15,141,205,000
PEO | Mr. Rose | Year-End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,003,445,000	3,407,374,000	2,343,172,000	3,434,742,000
PEO | Mr. Rose | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,562,307,000	(416,433,000)	(7,852,083,000)	11,382,038,000
PEO | Mr. Rose | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Rose | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			207,459,000	(69,886,000)	(230,815,000)	108,995,000
PEO | Mr. Rose | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Rose | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			361,255,000	307,198,000	265,328,000	215,430,000
PEO | Mr. McConnell | Reported Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(697,177,000)
PEO | Mr. McConnell | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						6,613,605,000
PEO | Mr. McConnell | Year-End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,376,553,000
PEO | Mr. McConnell | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						4,968,146,000
PEO | Mr. McConnell | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Mr. McConnell | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						214,981,000
PEO | Mr. McConnell | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Mr. McConnell | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						53,925,000
Non-PEO NEO | Average Reported Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,185,555,000)	(768,787,000)	(565,211,000)	(1,091,026,000)
Non-PEO NEO | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,896,281,000	1,480,287,000	(1,695,495,000)	5,961,937,000
Non-PEO NEO | Average Year-End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,028,997,000	983,827,000	430,048,000	2,388,938,000
Non-PEO NEO | Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,113,314,000	439,635,000	(1,955,171,000)	3,447,195,000
Non-PEO NEO | Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(350,750,000)	(27,714,000)	(260,988,000)	40,398,000
Non-PEO NEO | Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 104,720,000	$ 84,540,000	$ 90,615,000	$ 85,406,000